Authorization and Basis of Preparation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of basis of preparation [Abstract]
Employee benefits provision	33.00%	35.00%